Cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	$ 3,293,372,000	$ 3,105,801,000
Net cash flows in financing activities	245,650,000	569,785,000
Reclassified as held-for-sale	(58,467,000)
Conversion options exercised		(399,099,000)
Foreign exchange (gain) loss	(91,940,000)	98,747,000
Other non-cash movement	62,198,000	(81,862,000)
Balance at end of period	3,450,813,000	3,293,372,000
Non cash acquisition of tangible and intangible assets	0	97,600,000
Short-term borrowings
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	308,311,000	176,957,000
Net cash flows in financing activities	(108,348,000)	127,715,000
Foreign exchange (gain) loss	(7,765,000)	3,639,000
Balance at end of period	192,198,000	308,311,000
Long-term borrowings
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	1,876,236,000	1,265,811,000
Net cash flows in financing activities	353,998,000	529,928,000
Reclassified as held-for-sale	(58,467,000)
Foreign exchange (gain) loss	(73,197,000)	80,497,000
Balance at end of period	2,098,570,000	1,876,236,000
Convertible bonds
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	403,329,000	786,611,000
Conversion options exercised		(399,099,000)
Other non-cash movement	15,263,000	15,817,000
Balance at end of period	418,592,000	403,329,000
Bonds payable
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	496,689,000	494,909,000
Other non-cash movement	1,862,000	1,780,000
Balance at end of period	498,551,000	496,689,000
Medium-term notes
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	228,483,000	214,502,000
Foreign exchange (gain) loss	(10,978,000)	13,246,000
Other non-cash movement	742,000	735,000
Balance at end of period	218,247,000	228,483,000
Short-term notes
Reconciliation of liabilities arising from financing activities
Balance at beginning of period		86,493,000
Net cash flows in financing activities		(87,858,000)
Foreign exchange (gain) loss		1,365,000
Currency swap contracts classified as other financial assets
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	(22,337,000)
Other non-cash movement		(22,337,000)
Balance at end of period		(22,337,000)
Currency swap contracts classified as other financial liabilities
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	2,661,000	80,518,000
Other non-cash movement		(77,857,000)
Balance at end of period		2,661,000
Cross currency swap contracts - cash flow hedges | Currency swap contracts classified as derivative financial instruments as assets
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	(22,337,000)
Other non-cash movement	15,646,000
Balance at end of period	(6,691,000)	(22,337,000)
Cross currency swap contracts - cash flow hedges | Currency swap contracts classified as derivative financial instruments as Liabilities
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	2,661,000
Other non-cash movement	28,685,000
Balance at end of period	$ 31,346,000	$ 2,661,000